ULTRA SERIES FUND
550 Science Drive
Madison, Wisconsin 53711
Tele: 608.274.0300; Fax: 608.663.9010

June 13, 2014
BY EDGAR
Mr. Alberto Zapata
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:    Ultra Series Fund (the “Trust”); SEC File Nos. 002-87775; 811-04815

Dear Mr. Zapata:
The following serves to respond to comments received from you on June 12, 2014 regarding a Preliminary Information Statement filed on behalf of the Trust relating to a proposal to restructure the following series of the Trust: the Madison Target Retirement 2020 Fund, the Madison Target Retirement 2030 Fund, the Madison Target Retirement 2040 Fund, and the Madison Target Retirement 2050 Fund. Contemporaneously with the filing of this response letter, we are filing a Definitive Information Statement which incorporates our responses to your comments. In connection herewith, the Trust understands that:  (1) it is responsible for the adequacy and accuracy of the disclosure in its filings, (2) the staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission (the “SEC”) from taking any action with respect to the filings, and (3) it may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

1.	Comment: Include disclosure in response to Item 22(3)(iii) of Schedule 14A.

Response: Disclosure to this effect has been added.
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If you have any questions or comments regarding this filing, please call the undersigned at the telephone number listed above.
Respectfully submitted,
/s/ Pamela M. Krill
Pamela M. Krill
                        General Counsel and Chief Legal Officer